THE CALVERT FUND

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Calvert Fund (the “Registrant”) (1933 Act File No. 002-76510) certifies (a) that the forms of Statements of Additional Information used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 127 (“Amendment No. 127”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 127 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-23-000083) on January 27, 2023.

Calvert Income Fund

Calvert Short Duration Income Fund

Calvert Core Bond Fund

Calvert High Yield Bond Fund

Calvert Mortgage Access Fund

Calvert Ultra-Short Duration Income Fund

THE CALVERT FUND

By: /s/ Deidre E. Walsh

Deidre E. Walsh

Secretary

Date: February 6, 2023